Marketable securities (Tables)	12 Months Ended
Dec. 31, 2022
Investments, Debt and Equity Securities [Abstract]
Schedule of fair value, amortized cost and unrealized holding gains and losses of marketable securities

As of December 31, 2022, the amortized cost, unrealized holding gains and losses and fair value of marketable securities were as follows:

	Amortized	Unrealized	Unrealized
	Cost	gains	losses	Fair Value

Municipal and U.S. treasury bonds	$77,005	$2	$(2,559)	$74,448
Corporate bonds	364,904	7	(8,227)	356,684
Total	$441,909	$9	$(10,786)	$431,132

As of December 31, 2021, the amortized cost, unrealized holding gains and losses and fair value of marketable securities were as follows:

	Amortized	Unrealized	Unrealized
	Cost	gains	losses	Fair Value

Municipal and U.S. treasury bonds	$47,325	$2	$(237)	$47,090
Corporate bonds	390,261	33	(1,710)	388,584
Total	$437,586	$35	$(1,947)	$435,674

Schedule of fair value and amortized cost of the available-for-sale securities by contractual maturity

The following table summarizes the fair value and amortized cost of the available-for-sale securities by contractual maturity as of December 31, 2022:

	Amortized Cost	Fair Value
Due within one year	$245,615	$241,293
Due after one year through two years	196,294	189,839
Total	$441,909	$431,132